Goodwill and Intangible Assets - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill		$ 33,745,000	$ 33,745,000	$ 0		$ 0
Amortization of intangible assets	[1]		$ 1,682,000	2,620,000	[2]	5,186,000	[2],[3]
Weighted average remaining life of intangible assets			6 years
Impairment of intangible assets			$ 0	$ 18,606,000		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.